Related Party Transactions (Details) - Schedule of company incurred charges to directors and officers - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule of company incurred charges to directors and officers [Abstract]
Directors & officers consulting fees	$ 173,671	$ 45,593	$ 238,102	$ 71,093
Exploration and evaluation expenditures	50,563		62,563
Total	$ 224,234	$ 45,593	$ 300,665	$ 71,093